Acquisitions	6 Months Ended
Jun. 30, 2025
Acquisitions [Abstract]
Acquisitions

Note 3 — Acquisitions

Acquisition of FKAP

In April 2023, the Company acquired 90% of Fudbalski Klub Akademija Pandev (“FKAP”), a North Macedonian first-division football club, for total consideration of €600,000 in cash. As part of the contingent consideration, the Company agreed to issue restricted Class B Ordinary Shares to Goran Pandev over a ten-year period beginning December 31, 2023, based on a formula linked to FKAP’s annual net income and player-transfer and UEFA-related revenues.

Details of the purchase consideration:

Acquisition Date
EUR
Cash purchase	600,000
Contingent consideration	142,000
Total purchase consideration	742,000

As of June 30, 2025 and December 31, 2024, the fair value of the contingent consideration was EUR118,000 and EUR120,000, respectively, reflected in non-current liabilities in the Condensed Consolidated Statements of Financial Position. These amounts were estimated by reviewing FKAP’s historic income levels for use in calculating the present value of their future cash flows, on which the contingent consideration is based.

Accounting policy choice for non-controlling interests

The Company recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. This decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in FKAP, the Company elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets. See Note 2 Business Combinations for the Company’s accounting policies for business combinations.

Acquisition of UYBA

As stated in Note 1, in July 2023, we acquired 51% majority ownership in the Italian Serie A1 women’s professional volleyball team, UYBA Volley S.s.d.a.r.l (“UYBA”) (the “UYBA Acquisition”). UYBA is located in Milan, Italy and has a strong popularity as a top volleyball club competing in the Italian Serie A professional volleyball league, one of the world’s top leagues. Pursuant to the UYBA Acquisition, we agreed to pay EUR840,500 for the 51% ownership.

Accounting policy choice for non-controlling interests

The Company recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. This decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in UYBA, the Company elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets. See Note 2 Business Combinations for the Company’s accounting policies for business combinations.

On June 17, 2025, we disposed of UYBA. See Note 4 for more information.

Acquisition of Juve Stabia

On June 20, 2025, Brera Holdings completed the acquisition of a 52% equity interest in S.S. Juve Stabia S.r.l. (“Juve Stabia”), a professional football club organized in Italy.

Pursuant to a Share Purchase Agreement (“the XX Settembre Agreement”) with XX Settembre Holding S.r.l. (the “Seller”), Brera agreed to acquire a majority ownership interest in Italian Serie B football club Juve Stabia through its owner and manager S.S. Juve Stabia S.r.l. (“Juve Stabia” or “the Club”) through share capital and reserve increases in the Club occurring between December 2024 and June 2025. The consideration consists of both payments of cash and issuances of the Company’s Nasdaq-listed shares in a multi-step process, with the aggregate purchase price structured as follows:

●	First Closing – On December 31, 2024, the Company issued 320,000 Class B Ordinary Shares, valued at $6.50/share, currency converted at $1.04/EUR (21.74% acquired):

●	EUR500,000 cash to Juve Stabia

●	EUR2,000,000 (approximately US$2,087,000) in shares (of which EUR1,000,000 issued to Juve Stabia and EUR1,000,000 issued to XX Settembre)

●	Second Closing – On January 10, 2025, the Company issued 240,000 Class B Ordinary Shares, valued at $6.50/share, currency converted at $1.04/EUR (ownership increased to 34.61%):

●	EUR500,000 cash to Juve Stabia

●	EUR1,500,000 in shares (approximately US$1,560,000) (of which EUR1,000,000 issued to Juve Stabia and EUR500,000 issued to XX Settembre)

●	Third Closing – On February 11, 2025, the Company did not issue any Class B Ordinary Shares (ownership increased to 38.46%):

●	EUR500,000 cash to XX Settembre

●	Final Closing – On June 20, 2025, the Company issued 180,000 Class B Ordinary Shares, valued at $6.50/share, currency converted at $1.04/EUR (ownership increased to 52%):

●	EUR2,250,000 cash (€1,000,000 to Juve Stabia; €1,250,000 to XX Settembre)

●	EUR1,125,000 (approximately US$1,170,000) in shares to XX Settembre

The total purchase consideration for the acquisition of S.S. Juve Stabia S.r.l., based on the contractual terms, amounted to EUR8,375,000, comprising EUR3,750,000 in cash and 740,000 Class B Ordinary Shares initially valued at a contractual amount of EUR4,625,000. In accordance with IFRS 3 Business Combinations, consideration transferred must be measured at its fair value as of the acquisition date. Accordingly, the Company remeasured its previously held 38.46% equity interest to fair value and recognized a gain of approximately EUR2,042,000 in profit or loss under “Gain on remeasurement of previously held interest.” After reflecting the non-controlling interest, preliminary purchase price allocation adjustments (including identifiable intangible assets and deferred tax effects), and working capital adjustments, the total purchase price allocated to the acquired net assets was EUR11,522,036.

The initial share purchase agreement for the acquisition of S.S. Juve Stabia S.r.l. included a contingent earn-out payable in shares if the Club achieved promotion. The earn-out period expired prior to the completion of the acquisition without the contingency being met; therefore, the earn-out arrangement was no longer applicable and was excluded from the purchase consideration at acquisition.

Management assessed that the acquired set of activities and assets constitutes a business as defined in IFRS 3 Appendix A, as Juve Stabia has inputs and processes capable of producing outputs. Accordingly, the transaction has been accounted for as a business combination using the acquisition method. We determined that this transaction is a business combination achieved in stages, or a step acquisition as discussed in paragraph 42 of IFRS 3. In a step acquisition, IFRS 3 defines the acquisition date as the date the acquirer obtains control of the acquiree. In a business combination effected by a sale and purchase agreement, this is generally the specified closing or completion date. While IFRS also defines control as having a majority of board seats or decision-making authority, our Company has no board seats and no decision-making authority for Juve Stabia until the final closing on June 20, 2025. Therefore, our interim consolidated financial statements include the accounts of Juve Stabia beginning on June 20, 2025. Prior to that, we accounted for our investment in Juve Stabia as an investment accounted for using the equity method.

The acquisition of Juve Stabia is expected to strengthen the Company’s presence in the European football market, enhance brand recognition, and provide access to new sponsorship, merchandising, and broadcasting opportunities.

The Company recognizes non-controlling interests in an acquired entity either at fair value or at the non-controlling interest’s proportionate share of the acquired entity’s net identifiable assets. This decision is made on an acquisition-by-acquisition basis. For the non-controlling interests in Juve Stabia, the Company elected to recognize the non-controlling interests at its proportionate share of the acquired net identifiable assets. See Note 2 Business Combinations for the Company’s accounting policies for business combinations.

Non-controlling interest was measured at its proportionate share of the acquiree’s net identifiable assets, including deferred tax liabilities. The fair value of the identifiable net assets after deferred taxes and long-term debt was approximately EUR2,006,000. After adjusting for the EUR1,000,000 subscription investment made on the final closing date in June 2025, the adjusted balance amounted to approximately EUR1,006,000. Accordingly, non-controlling interest was determined as 48% of the adjusted net assets, or approximately EUR482,918.

IFRS 3 Purchase Price Allocation of Juve Stabia

	Provisional Purchase Price Allocation June 20, 2025
	EUR
Net Tangible Assets
Current assets	2,339,873	(*)
Current liabilities minus short term debt	(6,142,860)
Net working capital	(3,802,987)
Fixed assets, net	30,638
Other assets	7,228
Deferred tax liability	(4,062,240)
Total tangible asset allocation	(7,827,361)

Identifiable Intangible Assets
Player contracts	1,530,000
Broadcasting rights	2,600,000
Brand	8,930,000
Advertising	1,100,000
Season ticket holders	400,000
Total identifiable intangible assets	14,560,000

Implied goodwill	9,998,941
Total economic goodwill	9,998,941

Business Enterprise Value (BEV)	16,731,580

Long-term debt	(4,726,626)
Non-controlling interest	(482,918)
Total Purchase Price	11,522,036	(**)

(*)	Current assets include the cash acquired amounting to EUR149,723. The total net cash consideration related to our acquisition of Juve Stabia amounted to EUR3,600,277. The net cash consideration related to our acquisition of Juve Stabia recognized during the six months ended June 30, 2025, amounted to EUR3,100,277, as reflected in the interim condensed consolidated statement of cash flows under investing activity.

(**)	As part of the step-up acquisition, Brera Holdings obtained control of Juve Stabia on June 20, 2025, in which it previously held a non-controlling equity interest of 38.46% prior to obtaining control. In accordance with IFRS 3, the previously held investment was remeasured to its fair value of approximately EUR7,042,000 as of the acquisition date, compared to its prior carrying amount of approximately EUR5,000,000. The resulting gain of approximately EUR2,042,000 was recognized in profit or loss under “Gain on remeasurement of previously held interest”.

While the contractual consideration for the Juve Stabia acquisition totaled EUR8,375,000, the purchase price allocation (PPA) reflects higher fair values. This is because, under IFRS 3, once the Company obtained control, it was required to remeasure its previously held interest to fair value and step up all identifiable assets and liabilities of Juve Stabia to their acquisition-date fair values on a 100% basis.

As a result, the PPA represents the fair value of the entire business, not just the 51% acquired, with the non-controlling interest measured at its proportionate share of the stepped-up net assets. Consequently, the recognized intangible assets and goodwill exceed the contractual consideration, consistent with IFRS 3 consolidation requirements.

The fair values of identifiable assets and liabilities were determined using a combination of the income, market, and cost approaches depending on the nature of each asset and liability. These values are provisional and will be finalized within the measurement period as additional information becomes available. The values above represent the provisional fair values of assets acquired and liabilities assumed as of June 20, 2025, the acquisition date. These amounts may be revised within the 12-month measurement period as permitted by IFRS 3. The non-controlling interest was measured at its proportionate share of the acquiree’s identifiable net assets.

The goodwill recognized represents the expected synergies from integrating Juve Stabia into Brera’s sports operations, access to existing management expertise, and anticipated future revenue from player transfers and sponsorships. None of the goodwill is deductible for tax purposes.

Below represents the profit or loss of Juve Stabia since the acquisition date included in the interim condensed consolidated statement of profit or loss for the six months ended June 30, 2025.

June 30, 2025

Revenue	€410
Cost of revenue	—
Gross profit	410

Operating expenses:
General and administrative expense	646,827
Total operating expenses	646,827

Operating loss	(646,417)

Other income (expense):
Finance costs	(356)
Other income	44
Total other expenses, net	(312)

Loss before income taxes	(646,729)
Provision for income taxes	—
Net loss	€(646,729)

The following pro forma profit and loss of the Company for the six months ended June 30, 2025 give effect to the XX Settembre Agreement as if they had occurred on January 1, 2025.

	Historical	Historical
	Brera Holdings PLC (**)	Juve Stabia (***)	Pro Forma Adjustments	Pro Forma Combined

CONTINUING OPERATIONS
Revenue	€273,530	€6,973,162	€—	€7,246,692
Revenue – related parties	—	—	—	—
Cost of revenue	8,704	6,573,360	—	6,582,064
Gross profit	264,826	399,802	—	664,628

Operating expenses:
General and administrative expense	3,719,616	3,707,021	566,877	7,993,514
General and administrative expense – related parties	632,034	—	—	632,034
Total operating expenses	4,351,650	3,707,021	566,877	8,625,548

Operating loss from continuing operations	(4,086,824)	(3,307,219)	(566,877)	(7,960,920)

Other income (expense):
Change in fair value of warrant liability	23,077	—	—	23,077
Finance costs	(356)	(94,654)	—	(95,010)
Finance costs - related parties	(72,783)	—	—	(72,783)
Gain on remeasurement of previously held interest	2,042,272	—	—	2,042,272
Other income	151,739	468,071	—	619,810
Income related to change in fair value of contingent consideration - related parties	78	—	—	78
Total other income, net	2,144,027	373,417	—	2,517,444

Loss before income taxes from continuing operations	(1,942,797)	(2,933,802)	(566,877)	(5,443,476)
Provision for income taxes	—	294,022	—	294,022
Net loss from continuing operations	(1,942,797)	(3,227,824)	(566,877)	(5,737,498)

Loss from discontinued operations, net of tax	(710,822)	—	—	(710,822)

Net loss	€(2,653,619)	€(3,227,824)	€(566,877)	€(6,448,320)

Attributable to the Company	€(2,023,535)	€(1,678,468)	€(294,776)	€(3,996,779)
Attributable to non-controlling interest	€(630,084)	€(1,549,356)	€(272,101)	€(2,451,541)

Other comprehensive income (loss):
Item that will not be reclassified to profit or loss:
Foreign currency translation adjustments	237,513	—	—	237,513
Total comprehensive loss	(2,416,106)	(3,227,824)	(566,877)	€(6,210,807)

Weighted average shares outstanding – basic and diluted:
Ordinary shares – Class A	627,833			627,833
Ordinary shares – Class B	1,269,152			1,269,152

Net loss per share from continuing operations – basic and diluted:
Ordinary shares – Class A	€(0.69)			€(1.74)
Ordinary shares – Class B	€(0.69)			€(1.74)

Net loss per share from discontinued operations – basic and diluted:
Ordinary shares – Class A	€(0.37)			€(0.37)
Ordinary shares – Class B	€(0.37)			€(0.37)

(**)	Includes the profit and loss activity of Juve Stabia from June 21, 2025 to June 30, 2025

(***)	Includes the profit and loss activity of Juve Stabia from January 1, 2025 through June 20, 2025 (date of acquisition).

The following pro forma profit and loss of the Company for the six months ended June 30, 2024 give effect to the XX Settembre Agreement as if they had occurred on January 1, 2024.

	Historical	Historical	Pro Forma	Pro Forma
	Brera Holdings PLC	Juve Stabia	Adjustments	Combined

CONTINUING OPERATIONS
Revenue	€460,961	€2,105,517	€—	€2,566,478
Revenue – related parties	31,239	—	—	31,239
Cost of revenue	28,263	2,202,505	—	2,230,768
Gross profit	463,937	(96,988)	—	366,949

Operating expenses:
General and administrative expense	1,934,487	1,668,405	603,342	4,206,234
General and administrative expense – related parties	1,362,346	—	—	1,362,346
Total operating expenses	3,296,833	1,668,405	603,342	5,568,580

Operating loss from continuing operations	(2,832,896)	(1,765,393)	(603,342)	(5,201,631)

Other income (expense):
Net fair value gain and loss on financial assets at fair value through profit and loss	2,389	—	—	2,389
Change in fair value of warrant liability	(19,389)	—	—	(19,389)
Finance costs	—	(86,143)	—	(86,143)
Other income	215,712	(40,212)	—	175,500
Total other income, net	198,712	(126,355)	—	72,357

Loss before income taxes from continuing operations	(2,634,184)	(1,891,748)	(603,342)	(5,129,274)
Provision for income taxes	—	—	—	—
Net loss from continuing operations	(2,634,184)	(1,891,748)	(603,342)	(5,129,274)

Loss from discontinued operations, net of tax	(553,817)	—	—	(553,817)

Net loss	€(3,188,001)	€(1,891,748)	€(603,342)	€(5,683,091)

Attributable to the Company	€(2,916,990)	€(983,709)	€(313,738)	€(4,214,437)
Attributable to non-controlling interest	€(271,011)	€(908,039)	€(289,604)	€(1,468,654)

Other comprehensive income (loss):
Item that will not be reclassified to profit or loss:
Foreign currency translation adjustments	16,921	—	—	16,921
Total comprehensive loss	(3,171,080)	(1,891,748)	(603,342)	€(5,666,170)

Weighted average shares outstanding – basic and diluted:
Ordinary shares – Class A	704,780		—	704,780
Ordinary shares – Class B	523,769		740,000	1,263,769

Net loss per share from continuing operations – basic and diluted:
Ordinary shares – Class A	€(1.92)			€(1.69)
Ordinary shares – Class B	€(1.92)			€(1.69)

Net loss per share from discontinued operations – basic and diluted:
Ordinary shares – Class A	€(0.45)			€(0.45)
Ordinary shares – Class B	€(0.45)			€(0.45)